Nature of Business and Liquidity - IPO (Details) - USD ($)		12 Months Ended
	Jul. 13, 2021	Dec. 31, 2021	Sep. 30, 2023	Feb. 28, 2023
Nature of Business and Liquidity
Shares issued (in shares)	7,187,500
Net proceeds		$ 26,335,100
Number of shares of common stock called by warrants	199,241		15,625	9,962
Exercise price	$ 100.00		$ 100.00
Shares converted (in shares)	1,068,135
Maximum
Nature of Business and Liquidity
Exercise price			$ 0.6375
IPO
Nature of Business and Liquidity
Gross proceeds	$ 28,750,000
Shares issued (in shares)	359,375
Price per share	$ 80.00
Net proceeds	$ 25,400,000
Number of shares of common stock called by warrants	312,500
Exercise price	$ 5.00
Redemption premium (as a percent)	125.00%
Shares converted (in shares)	53,406
IPO | Maximum
Nature of Business and Liquidity
Number of shares of common stock called by warrants	15,625